PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 2.6%
Airbus SE (France)*	45,822	$5,908,865
Air Freight & Logistics 1.7%
FedEx Corp.	13,075	3,900,665
Airlines 1.6%
Delta Air Lines, Inc.*	83,345	3,605,505
Automobiles 3.8%
General Motors Co.*	143,085	8,466,339
Banks 14.6%
Bank of America Corp.	223,893	9,231,108
JPMorgan Chase & Co.	66,112	10,283,060
PNC Financial Services Group, Inc. (The)	36,339	6,932,028
Truist Financial Corp.	112,987	6,270,779
		32,716,975
Building Products 3.1%
Johnson Controls International PLC	101,130	6,940,552
Capital Markets 5.2%
Goldman Sachs Group, Inc. (The)	30,769	11,677,759
Chemicals 3.7%
Linde PLC (United Kingdom)	28,507	8,241,374
Containers & Packaging 2.3%
Crown Holdings, Inc.	50,267	5,137,790
Entertainment 3.1%
Walt Disney Co. (The)*	39,168	6,884,559
Food & Staples Retailing 3.3%
Walmart, Inc.	53,199	7,502,123
Health Care Equipment & Supplies 2.7%
Zimmer Biomet Holdings, Inc.	37,261	5,992,314

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 3.2%
Cigna Corp.	14,508	$3,439,412
Laboratory Corp. of America Holdings*	13,552	3,738,319
		7,177,731
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.*(a)	38,345	3,270,062
Household Durables 1.5%
D.R. Horton, Inc.	36,279	3,278,533
Industrial Conglomerates 1.9%
General Electric Co.	310,973	4,185,697
Insurance 5.6%
Chubb Ltd.	39,810	6,327,401
MetLife, Inc.	105,230	6,298,016
		12,625,417
Interactive Media & Services 4.2%
Alphabet, Inc. (Class A Stock)*	3,895	9,510,772
Multi-Utilities 3.1%
Dominion Energy, Inc.	94,077	6,921,245
Oil, Gas & Consumable Fuels 5.6%
ConocoPhillips	206,948	12,603,133
Pharmaceuticals 5.8%
AstraZeneca PLC (United Kingdom), ADR(a)	103,822	6,218,938
Eli Lilly & Co.	29,259	6,715,525
		12,934,463
Road & Rail 3.5%
Union Pacific Corp.	35,394	7,784,202
Semiconductors & Semiconductor Equipment 6.4%
Broadcom, Inc.	8,963	4,273,917
Lam Research Corp.	7,040	4,580,928
Texas Instruments, Inc.	28,877	5,553,047
		14,407,892

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 5.1%
Microsoft Corp.	29,345	$7,949,560
PTC, Inc.*	25,479	3,599,164
		11,548,724
Specialty Retail 4.3%
Lowe’s Cos., Inc.	23,251	4,509,996
Ross Stores, Inc.	41,820	5,185,680
		9,695,676

Total Long-Term Investments (cost $161,062,009)		222,918,367

Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,688,054	1,688,054
PGIM Institutional Money Market Fund (cost $9,498,489; includes $9,498,093 of cash collateral for securities on loan)(b)(wa)	9,504,191	9,498,489

Total Short-Term Investments (cost $11,186,543)		11,186,543

TOTAL INVESTMENTS 104.3% (cost $172,248,552)		234,104,910
Liabilities in excess of other assets (4.3)%		(9,661,607)

Net Assets 100.0%		$224,443,303

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,364,452; cash collateral of $9,498,093 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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